CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency gains/ (losses), tax	$ 0	0	0	0
Reclassification translation adjustment, tax	0	0
Foreign currency translation adjustment, tax	$ 0	0	0	0